Intangible assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible assets
15.	Intangible assets

	31 December 2019					31 December 2018 1
Million US dollar	Brands	Commerc i al intangibles	Software	Other	Total	Total
Acquisition cost
Balance at end of previous year	42 133	2 949	2 692	691	48 465	48 871
Effect of movements in foreign exchange	(13)	(34)	(29)	(3)	(79)	(1 765)
Acquisitions through business combinations	88	—	5	6	99	24
Acquisitions and expenditures	—	290	113	228	631	668
Disposals	—	(120)	(136)	(3)	(259)	(96)
Disposals through the sale of subsidiaries	(29)	—	—	—	(29)	(47)
Transfer (to)/from other asset categories and other movements 2	(2 105)	(311)	(51)	(253)	(2 720)	810
Balance at end of period	40 074	2 774	2 594	666	46 108	48 465
Amortization and impairment losses
Balance at end of previous year	(32)	(1 479)	(2 002)	(121)	(3 634)	(2 997)
Effect of movements in foreign exchange	—	24	16	1	41	164
Amortization	—	(239)	(322)	(61)	(622)	(445)
Disposals	—	117	135	2	254	14
Disposals through the sale of subsidiaries	—	—	—	—	—	30
Transfer to/(from) other asset categories and other movements 1	—	(18)	322	1	305	(400)
Balance at end of period	(32)	(1 595)	(1 851)	(178)	(3 656)	(3 634)
Carrying value
at 31 December 2018	42 101	1 470	690	570	44 831	44 831
at 31 December 2019	40 042	1 179	743	488	42 452
As a result of the agreement to divest CUB to Asahi, the company reclassified 2 727m US dollar intangible assets to assets held for sale – see Note
22
Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations
.
During 2019, AB InBev recognized intangible assets on acquisitions of subsidiaries of 128m US dollar (2018: 24m
US dollar) out of which 29m US dollar relates to acquisitions in Australia subsequently tranferred to assets held for sale – see also Note 6

Acquisitions and disposals of subsidiaries
.
On 2 May 2018, AB InBev recovered the Budweiser distribution rights in Argentina from CCU. The transaction involved the transfer of the Isenbeck, Iguana, Diosa, Norte and Baltica brands, along with a cash payment of 306m US dollar and other commitments, to CCU Argentina. The Budweiser distribution rights have been assigned an indefinite useful life.
AB InBev is the owner of some of the world’s most valuable brands in the beer industry. As a result, brands and certain distribution rights are expected to generate positive cash flows for as long as the company owns the brands and distribution rights. Given AB InBev’s more than
600-year
history, brands and certain distribution rights have been assigned indefinite lives.
Acquisitions and expenditures of commercial intangibles mainly represent supply and distribution rights, exclusive multi-year sponsorship rights and other commercial intangibles.
Intangible assets with indefinite useful lives are comprised primarily of brands and certain distribution rights that AB InBev purchases for its own products, and are tested for impairment during the fourth quarter of the year or whenever a triggering event has occurred.
As at 31 December 2019, the carrying amount of the intangible assets amounted to 42 452m US dollar (31 December 2018: 44 831m US dollar) of which 40 181m US dollar was assigned an indefinite useful life (31 December 2018: 42 435m US dollar) and 2 271m US dollar a finite life (31 December 2018: 2 396m US dollar).

1	As required by IFRS 5, the intangible assets balances of the Australia operations were reclassified to assets held for sale as at 31 December 2019 without restatement of the 2018 balances.
2
The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the balance sheet of intangible assets held for sale in accordance with IFRS 5
Non-current
assets held for sale and discontinued operations
and to the restatement of
non-monetary
assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
. Accordingly, the 2019 transfers include the balances of Australian operations reclassified to assets held for sale as at 31 December 2019.

The carrying amount of intangible assets with indefinite useful lives was allocated to the cash-generating units as follows:

Million US dollar Country	2019	2018
United States	22 124	22 037
Rest of North America	66	63
Mexico	3 243	3 068
Colombia	3 488	3 516
Rest of Middle Americas	3 915	3 915
Brazil	3	1
Rest of South America	714	741
Europe	489	535
South Africa	3 417	3 338
Rest of Africa	1 228	1 261
China	410	381
Rest of Asia Pacific	1 120	3 579
Total carrying amount of intangible assets with indefinite useful lives	40 217	42 435
Intangible assets with indefinite useful lives have been tested for impairment using the same methodology and assumptions as disclosed in Note 14
Goodwill.
Based on the assumptions described in that note, AB InBev concluded that no impairment charge is warranted. While a change in the estimates used could have a material impact on the calculation of the fair values and trigger an impairment charge, the company is not aware of any reasonably possible change in a key assumption used that would cause a cash-generating unit’s carrying amount to exceed its recoverable amount
.